STOCK-BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF STOCK OPTIONS OUTSTANDING

A summary of all stock option activity under the Plans for the nine months ended September 30, 2024 is as follows:

Options	Number of Shares	Weighted Average Exercise Price
Outstanding at December 31, 2023	53,600	$45.55
Granted	—	—
Exercised	—	—
Forfeited/expired	(1,100)	(65.00)
Outstanding at September 30, 2024	52,500	$45.14
Exercisable at September 30, 2024	52,500	$45.14

Activity in the various Plans during the years ended December 31, 2023 and 2022 is reflected in the following table:

Options	Number of Shares	Weighted Average Exercise Price
Outstanding at January 1, 2022	54,303	$47.40
Granted	1,250	19.60
Exercised	—	—
Forfeited	(1,603)	(80.80)
Outstanding at December 31, 2022	53,950	$45.80
Exercisable at December 31, 2022	53,950	$45.80

Options	Number of Shares	Weighted Average Exercise Price
Outstanding at January 1, 2023	53,950	$45.80
Granted	—	—
Exercised	—	—
Forfeited	(350)	(83.20)
Outstanding at December 31, 2023	53,600	$45.55
Exercisable at December 31, 2023	53,600	$45.55

SCHEDULE OF FAIR VALUE OF STOCK OPTIONS ASSUMPTION

The Company has utilized the following assumptions in its Black-Scholes option valuation model to calculate the estimated grant date fair value of the options during the years ended December 31, 2023 and 2022:

	2023	2022
	Assumptions	Assumptions
Volatility – range	—	111.67%
Risk-free rate	—	1.81%
Expected term	—	10.0 years
Exercise price	—	$19.60

SCHEDULE OF SHARES AUTHORIZED UNDER STOCK OPTION PLANS BY EXERCISE PRICE RANGE

The following table summarizes the range of exercise prices and weighted average remaining contractual life for outstanding and exercisable options under the Company’s option plans as of September 30, 2024:

	Outstanding options		Exercisable options
Exercise price range	Number of options	Weighted average remaining contractual life	Number of options	Weighted average remaining contractual life

$0.01 to $49.99	37,000	5.9 years	37,000	5.9 years
$50.00 to $69.99	14,000	4.0 years	14,000	4.0 years
$70.00 to $89.99	1,500	1.6 years	1,500	1.6 years

	52,500	5.2 years	52,500	5.2 years

The following table summarizes the range of exercise prices and weighted average remaining contractual life for outstanding and exercisable options under the Company’s option plans as of December 31, 2023:

	Outstanding options		Exercisable options
Exercise price range	Number of options	Weighted average remaining contractual life	Number of options	Weighted average remaining contractual life

$0.01 to $49.99	37,000	6.6 years	37,000	6.6 years
$50.00 to $69.99	15,100	4.5 years	15,100	4.5 years
$70.00 to $89.99	1,500	2.4 years	1,500	2.4 years

	53,600	5.9 years	53,600	5.9 years

SCHEDULE OF RESTRICTED STOCK ACTIVITY

A summary of all restricted stock activity under the Plans for the nine months ended September 30, 2024 is as follows:

	Number of Restricted shares	Weighted average grant date fair value
Nonvested balance, December 31, 2023	53,875	$11.27
Granted	80,197	2.12
Vested	(32,250)	(10.87)
Forfeited	(51,072)	(2.91)
Nonvested balance, September 30, 2024	50,750	$5.48

A summary of all restricted stock activity under the equity compensation plans for the years ended December 31, 2023 and 2022 is as follows:

	Number of Restricted shares	Weighted average grant date fair value
Nonvested balance, January 1, 2022	52,869	$37.40
Granted	60,750	14.67
Vested	(31,244)	(34.73)
Forfeited	(3,250)	(21.20)
Nonvested balance, December 31, 2022	79,125	$21.73

	Number of Restricted shares	Weighted average grant date fair value
Nonvested balance, January 1, 2023	79,125	$21.73
Granted	35,000	5.00
Vested	(56,625)	(21.29)
Forfeited	(3,625)	(22.41)
Nonvested balance, December 31, 2023	53,875	$11.27

SCHEDULE OF NON-VESTED BALANCE OF RESTRICTED STOCK	The nonvested balance of restricted stock vests as follows:
Years ended	Number of Shares

2024 (October 1, 2024 through December 31, 2024)	—
2025	35,250
2026	6,500
2027	5,000
2028	4,000
The nonvested balance of restricted stock vests as follows:
Years ended	Number of shares

2024	27,750
2025	19,000
2026	4,125
2027	2,000
2028	1,000